Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	12 Months Ended
	Sep. 27, 2024	Mar. 01, 2017	Sep. 30, 2016	May 31, 2016	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2014	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000016090
Account Value [Line Items]
Line Graph and Table Measure Name						Rational Dynamic Brands Fund		Rational Dynamic Brands Fund
Account Value					$ 27,381	$ 27,381	$ 10,000	$ 10,000				$ 21,741	$ 15,299	$ 23,749	$ 20,725	$ 14,302	$ 11,286	$ 11,215	$ 9,813	$ 9,179
C000135444
Account Value [Line Items]
Line Graph and Table Measure Name							Rational Dynamic Brands Fund
Account Value					25,677	25,677	$ 10,000	$ 10,000				20,534	14,556	22,750	19,983	13,896	11,069	11,071	9,709	9,144
C000016092
Account Value [Line Items]
Line Graph and Table Measure Name								Rational Dynamic Brands Fund
Account Value					28,137	$ 28,137	10,000	$ 10,000				22,285	15,639	24,214	21,062	14,498	11,413	11,332	9,883	9,218
C000016036
Account Value [Line Items]
Line Graph and Table Measure Name						Rational Equity Armor Fund		Rational Equity Armor Fund
Account Value					13,695	$ 13,695	$ 10,000	$ 10,000				11,751	11,451	12,846	11,258	9,727	8,760	9,980	10,208	9,640
C000135443
Account Value [Line Items]
Line Graph and Table Measure Name							Rational Equity Armor Fund
Account Value					12,839	12,839	$ 10,000	$ 10,000				11,087	10,881	12,296	10,843	9,439	8,589	9,833	10,104	9,592
C000016038
Account Value [Line Items]
Line Graph and Table Measure Name								Rational Equity Armor Fund
Account Value					14,062	$ 14,062	10,000	$ 10,000				12,034	11,690	13,088	11,429	9,865	8,861	10,066	10,270	9,675
C000212570
Account Value [Line Items]
Line Graph and Table Measure Name						Rational Special Situations Income Fund		Rational Special Situations Income Fund
Account Value					17,906	$ 17,906	10,000	$ 10,000				16,476	15,860	16,036	15,273	14,886	13,811	12,443	10,761	10,358
C000212571
Account Value [Line Items]
Line Graph and Table Measure Name								Rational Special Situations Income Fund
Account Value					16,618	16,618	10,000	$ 10,000				15,409	14,951	15,223	14,607	14,346	13,409	12,171	10,601	10,290
C000212569
Account Value [Line Items]
Line Graph and Table Measure Name								Rational Special Situations Income Fund
Account Value					18,360	$ 18,360	10,000	$ 10,000				16,852	16,191	16,330	15,508	15,081	13,949	12,535	10,811	10,387
C000078667
Account Value [Line Items]
Line Graph and Table Measure Name						Rational Strategic Allocation Fund		Rational Strategic Allocation Fund
Account Value					16,959	$ 16,959	10,000	$ 10,000				14,841	11,993	16,665	12,477	12,919	11,485	11,846	10,613	9,813
C000169251
Account Value [Line Items]
Line Graph and Table Measure Name						Rational Strategic Allocation Fund
Account Value				$ 10,000	15,757	$ 15,757						13,887	11,295	15,809	11,922	12,436	11,142	11,585	10,456
C000169252
Account Value [Line Items]
Line Graph and Table Measure Name						Rational Strategic Allocation Fund
Account Value				10,000	17,136	$ 17,136						14,947	12,050	16,704	12,471	12,882	11,436	11,766	10,511
C000047568
Account Value [Line Items]
Line Graph and Table Measure Name						Rational Tactical Return Fund		Rational Tactical Return Fund
Account Value					12,607	$ 12,607	10,000	$ 10,000				12,240	11,682	11,745	11,321	11,050	10,222	9,340	9,016	8,438
C000169250
Account Value [Line Items]
Line Graph and Table Measure Name						Rational Tactical Return Fund
Account Value				$ 10,000	13,886	$ 13,886						13,580	13,061	13,237	12,859	12,635	11,807	10,870	10,552
C000047570
Account Value [Line Items]
Line Graph and Table Measure Name								Rational Tactical Return Fund
Account Value					12,766	12,766	10,000	$ 10,000				12,366	11,771	11,806	11,359	11,066	10,213	9,313	8,999	8,395
C000216242
Account Value [Line Items]
Line Graph and Table Measure Name		Rational/Pier 88 Convertible Securities Fund
Account Value		$ 9,527			15,656	$ 15,656						14,510	14,125	15,877	14,437	12,342	10,352	10,194
C000216243
Account Value [Line Items]
Line Graph and Table Measure Name						Rational/Pier 88 Convertible Securities Fund
Account Value		10,000			15,537	$ 15,537						14,496	14,223	16,096	14,752	12,681	10,711	10,623
C000216241
Account Value [Line Items]
Line Graph and Table Measure Name						Rational/Pier 88 Convertible Securities Fund
Account Value		$ 10,000			16,784	$ 16,784						15,509	15,016	16,838	15,277	13,048	10,911	10,718
C000172993
Account Value [Line Items]
Line Graph and Table Measure Name			Return Stacked Balanced Allocation & Systematic Macro Fund			Return Stacked Balanced Allocation & Systematic Macro Fund
Account Value			$ 9,423		12,103	$ 12,103						11,038	11,117	11,496	10,358	10,318	8,744	9,486	9,159
C000172994
Account Value [Line Items]
Line Graph and Table Measure Name			Return Stacked Balanced Allocation & Systematic Macro Fund
Account Value			$ 10,000		12,104	12,104						11,123	11,284	11,755	10,669	10,706	9,139	9,991	9,716
C000172995
Account Value [Line Items]
Line Graph and Table Measure Name								Return Stacked Balanced Allocation & Systematic Macro Fund
Account Value					13,380	13,380	10,000	$ 10,000				12,172	12,228	12,614	11,335	11,262	9,518	10,306	9,924	10,197
C000252107
Account Value [Line Items]
Line Graph and Table Measure Name	Rational/RGN Hedged Equity
Account Value	$ 9,524				$ 9,775	9,775			$ 9,962	$ 9,533	$ 9,524
C000252105
Account Value [Line Items]
Line Graph and Table Measure Name					Rational/RGN Hedged Equity
Account Value	10,000				$ 10,244	10,244			10,450	10,000	10,000
C000252106
Account Value [Line Items]
Line Graph and Table Measure Name					Rational/RGN Hedged Equity
Account Value	$ 10,000				$ 10,271	10,271			10,470	10,010	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Gross (USD)
Account Value					25,439	25,439	$ 10,000	$ 10,000				21,556	17,552	21,395	17,973	15,385	12,086	13,271	10,649	9,816
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Gross (USD)
Account Value					25,439	25,439	$ 10,000	$ 10,000				21,556	17,552	21,395	17,973	15,385	12,086	13,271	10,649	9,816
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Gross (USD)
Account Value					25,439	25,439	10,000	$ 10,000				21,556	17,552	21,395	17,973	15,385	12,086	13,271	10,649	9,816
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					34,254	34,254	$ 10,000	$ 10,000				27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					34,254	34,254	$ 10,000	$ 10,000				27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					34,254	34,254	10,000	$ 10,000				27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	11,432	10,000	$ 10,000				11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	11,432	10,000	$ 10,000				11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	11,432	10,000	$ 10,000				11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					34,254	34,254	10,000	$ 10,000				27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	32,622	32,622						26,094	20,662	25,232	19,604	16,558	12,593	13,170	10,810
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	32,622	32,622						26,094	20,662	25,232	19,604	16,558	12,593	13,170	10,810
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					34,254	34,254	10,000	$ 10,000				27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	32,622	32,622						26,094	20,662	25,232	19,604	16,558	12,593	13,170	10,810
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					34,254	34,254	10,000	$ 10,000				27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			11,042	11,042						10,906	10,334	11,880	12,066	11,224	10,324	10,323
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			11,042	11,042						10,906	10,334	11,880	12,066	11,224	10,324	10,323
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			11,042	11,042						10,906	10,334	11,880	12,066	11,224	10,324	10,323
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Gross (USD)
Account Value			$ 10,000		24,200	24,200						20,506	16,697	20,353	17,098	14,636	11,497	12,625	10,130
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Gross (USD)
Account Value			$ 10,000		24,200	24,200						20,506	16,697	20,353	17,098	14,636	11,497	12,625	10,130
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name								60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Account Value					17,972	17,972	10,000	$ 10,000				16,370	14,140	17,054	15,638	13,672	11,495	12,189	10,377	9,784
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000				10,285	10,285			10,536	9,952	10,043
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000				10,285	10,285			10,536	9,952	10,043
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000				10,285	10,285			$ 10,536	$ 9,952	$ 10,043
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					34,254	34,254	$ 10,000	$ 10,000				27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					34,254	34,254	$ 10,000	$ 10,000				27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					34,254	34,254	10,000	$ 10,000				27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					25,950	25,950	$ 10,000	$ 10,000				23,110	18,907	19,949	15,972	15,758	11,944	13,119	11,372	9,687
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					25,950	25,950	$ 10,000	$ 10,000				23,110	18,907	19,949	15,972	15,758	11,944	13,119	11,372	9,687
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					25,950	25,950	10,000	$ 10,000				23,110	18,907	19,949	15,972	15,758	11,944	13,119	11,372	9,687
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage Backed Securities Index
Account Value					10,946	10,946	10,000	$ 10,000				10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,321	10,151
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage Backed Securities Index
Account Value					10,946	10,946	10,000	$ 10,000				10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,321	10,151
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage Backed Securities Index
Account Value					10,946	10,946	10,000	$ 10,000				10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,321	10,151
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000			28,095	28,095						22,473	17,795	21,730	16,884	14,260	10,845	11,343
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000			28,095	28,095						22,473	17,795	21,730	16,884	14,260	10,845	11,343
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000			28,095	28,095						22,473	17,795	21,730	16,884	14,260	10,845	11,343
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name			60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Account Value			$ 10,000		16,957	16,957						15,445	13,341	16,091	14,755	12,900	10,845	11,500	9,791
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value			$ 10,000		31,331	31,331						25,061	19,844	24,233	18,828	15,903	12,094	12,649	10,382
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name			60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Account Value			$ 10,000		16,957	16,957						15,445	13,341	16,091	14,755	12,900	10,845	11,500	9,791
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value			$ 10,000		31,331	31,331						25,061	19,844	24,233	18,828	15,903	12,094	12,649	10,382
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Account Value					34,254	34,254	10,000	$ 10,000				27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Gross (USD)
Account Value					$ 25,439	$ 25,439	$ 10,000	$ 10,000				$ 21,556	$ 17,552	$ 21,395	$ 17,973	$ 15,385	$ 12,086	$ 13,271	$ 10,649	$ 9,816